Other Income, Net	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
OTHER INCOME, NET
23.	OTHER INCOME, NET
In 2011, we received approximately $470,000 from various companies for research and development work performed by us. Amounts received in 2012 were not significant.